Pension Plans and Other Postretirement Benefits Net Periodic Pension Expense - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Costs	$ (4)	$ 0	$ 15	$ 8
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	2	7	6	9
Defined Benefit Plan, Interest Cost	1	7	9	9
Defined Benefit Plan, Expected Return on Plan Assets	(1)	(7)	(9)	(9)
Amortization of prior service cost			0	(3)
Amortization of Actuarial Losses	0	0	0	0
Pension and Other Postretirement Benefit Expense	6	7	21	(2)
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost			6	9
Defined Benefit Plan, Interest Cost			9	9
Amortization of prior service cost	0	0
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	1	6	10	10
Defined Benefit Plan, Interest Cost	1	4	3	3
Defined Benefit Plan, Expected Return on Plan Assets	0	(1)	(1)	(1)
Defined Benefit Plan, Actuarial Gain (Loss)	11	0	18	(1)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0	0
Amortization of Actuarial Losses	0	1	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	$ 0	$ 0	$ 0	$ 0